Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	It is also our policy that we do not engage in transactions in Company securities while in possession of material nonpublic information concerning the Company or our securities.
Award Timing MNPI Considered [Flag]	false